Financial Risk Management Objectives and Policies (Details) - Schedule of Exchange Rates - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Impact on loss for the period [Member]
Schedule of Exchange Rates [Line Items]
USD/AUD exchange rate – change by 4.8% (2023: 5.8%)	$ 144,419	$ 312,908
Impact on other components of equity [Member]
Schedule of Exchange Rates [Line Items]
USD/AUD exchange rate – change by 4.8% (2023: 5.8%)	$ 5,495	$ 37